[logo]

 LIBERTY GROWTH
 INVESTOR FUND

SEMIANNUAL REPORT
 MARCH 31, 2001


[Graphic Omitted]

--------------------------------------------------------------------------------
PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

[Photo of Stephen E. Gibson]

Dear Shareholder:

The past six months have been challenging for many market sectors, as concerned investors began to sell off previously strong performers and prices declined. Though this trend could hardly be called discriminating among market sectors, technology and telecommunications stocks were particularly hard hit as the market recognized business conditions were softening.

Many companies reported severe declines in sales during November and December, a trend that continued into early 2001 despite the efforts of the Federal Reserve Board (the Fed) to control the economic slowdown. As consumer confidence and spending lagged, many investors feared a recession on the horizon. Early indications in 2001 point to a slowdown rather than a recession, it may be several months before the effects of the Fed's January rate cuts are reflected in the economy.

Even though fund performance suffered in this rather dismal climate, investors need not feel discouraged. While Liberty Growth Investor Fund's class A shares posted a six-month return of negative 24.14% without sales charge, the fund's long-term performance has been much more encouraging, showing annualized returns of 17.43% since inception(1). The market in recent years has shown unprecedented strength. It is much more normal for markets to fluctuate. Now, when the outlook is less than positive and the gains of recent years make current conditions more frustrating, equity investors need to exercise patience, remembering that investing should be approached with an eye toward long term results.

In the pages that follow, you will find further discussion of current market conditions and insights into some of the investment decisions made by the fund's portfolio managers.

    Sincerely,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    May 10, 2001

(1) Liberty Growth Investor Fund invests all of its investable assets in SR&F Growth Investor Portfolio, which has the same investment objective and substantially the same investment policies as the fund. The historical performance of the fund, prior to inception, is based on the performance of the SR&F Growth Investor Portfolio assuming reinvestment of dividends and capital gains. Past performance is not indicative of future results.

As economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

  PERFORMANCE HIGHLIGHTS
  NET ASSET VALUE PER SHARE as of 3/31/01 ($)
        Class A                                                     9.27
        Class B                                                     9.18
        Class C                                                     9.18
        Class Z                                                     9.29

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Value of a $10,000 investment
4/30/1994 3/31/2001

                   Class A                                         Class A
               shares without                                     shares with
                sales charge       S&P 500       Morningstar     sales charge
-----------------------------------------------------------------------------
"4/1994"         $10,000          $10,000         $10,000         $ 9,425
                  10,040           10,163          10,017           9,462
                   9,699            9,914           9,615           9,141
                   9,859           10,239           9,872           9,292
                  10,299           10,657          10,393           9,707
                  10,239           10,397          10,217           9,650
                  10,659           10,630          10,432          10,046
                  10,449           10,243          10,038           9,848
                  10,737           10,395          10,131          10,120
                  10,778           10,664          10,188          10,158
                  11,030           11,079          10,565          10,396
                  11,413           11,406          10,881          10,757
                  11,544           11,741          11,103          10,881
                  11,736           12,210          11,435          11,061
                  12,723           12,493          12,029          11,992
                  13,489           12,907          12,690          12,714
                  13,660           12,939          12,776          12,875
                  14,395           13,485          13,167          13,568
                  14,103           13,436          13,023          13,292
                  14,909           14,025          13,447          14,051
                  15,010           14,296          13,419          14,147
                  15,597           14,782          13,706          14,700
                  15,806           14,919          14,061          14,879
                  16,465           15,062          14,129          15,518
                  17,575           15,284          14,644          16,564
                  18,422           15,677          15,066          17,363
                  18,777           15,736          14,836          17,698
                  17,532           15,041          13,878          16,524
                  18,318           15,358          14,384          17,265
                  19,510           16,221          15,368          18,389
                  19,782           16,669          15,419          18,644
                  20,557           17,927          16,340          19,375
                  20,277           17,572          15,989          19,112
                  21,220           18,669          16,951          20,001
                  20,669           18,816          16,551          19,480
                  19,292           18,045          15,691          18,183
                  20,158           19,120          16,384          18,999
                  21,719           20,289          17,602          20,470
                  22,759           21,192          18,293          21,450
                  24,341           22,876          19,989          22,941
                  23,506           21,595          19,221          22,154
                  24,655           22,777          20,290          23,238
                  23,940           22,016          19,526          22,564
                  24,536           23,035          19,831          23,126
                  25,606           23,431          19,996          24,134
                  25,760           23,689          20,233          24,279
                  27,826           25,397          21,831          26,226
                  28,903           26,697          22,829          27,241
                  29,232           26,970          23,173          27,551
                  28,232           26,506          22,527          26,609
                  29,847           27,582          23,817          28,131
                  28,868           27,290          23,536          27,208
                  23,513           23,346          19,682          22,161
                  24,931           24,843          21,100          23,498
                  26,646           26,860          22,426          25,114
                  28,219           28,488          24,017          26,596
                  30,123           30,129          26,548          28,391
                  31,521           31,388          28,211          29,709
                  30,405           30,412          26,980          28,657
                  32,783           31,628          28,587          30,898
                  33,616           32,852          28,846          31,732
                  32,456           32,077          28,023          30,682
                  34,043           33,851          29,976          32,164
                  32,242           32,798          29,185          30,465
                  31,588           32,634          29,185          29,878
                  30,889           31,740          28,954          29,196
                  33,435           33,749          30,944          31,576
                  35,551           34,434          32,825          33,552
                  39,665           36,459          36,953          37,384
                  38,744           34,629          35,555          36,580
                  42,293           33,974          38,517          39,423
                  43,545           37,297          40,191          40,535
                  39,953           36,174          37,780          37,320
                  36,265           35,433          35,579          33,890
                  39,620           36,305          38,204          37,012
                  38,970           35,738          37,392          36,023
                  42,871           37,958          40,683          39,608
                  40,869           35,953          38,261          37,754
                  39,516           35,802          36,349          36,486
                  34,557           32,981          31,681          31,914
                  35,680           33,143          31,940          32,996
                  37,442           34,319          32,695          34,603
                  33,589           31,193          28,213          31,049
"3/2001"          30,397           29,219          25,540          28,650

 PERFORMANCE OF A $10,000 INVESTMENT
 IN ALL SHARE CLASSES 4/30/94 - 3/31/01 ($)

                                              without    with
                                               sales    sales
                                              charge    charge
            ---------------------------------------------------
            Class A                            30,397    28,650
            ---------------------------------------------------
            Class B                            30,102    30,102
            ---------------------------------------------------
            Class C                            30,102    30,102
            ---------------------------------------------------
            Class Z                            30,463       N/A

The above illustration assumes a $10,000 investment made on 4/30/94 and reinvestment of income and capital gains. The fund's class A shares are compared to the Standard & Poor's 500, an unmanaged index that tracks the performance of 500 widely-held, large-capitalization US stocks. Unlike mutual funds, indexes are not investments and do no incur fees or expenses. It is not possible to invest directly in an index. The fund's return is also compared to the average return of the funds included in the Morningstar Large Growth Category average (Morningstar Average). This Morningstar Average is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Sales charges are not reflected in the Morningstar Average.

Average annual total returns as of 3/31/01 (%)

Share class                            A                    B                    C              Z
Inception date                      12/1/99              12/1/99              12/1/99        12/1/99
------------------------------------------------------------------------------------------------------
                             without       with     without    with       without    with    without
                              sales        sales     sales    sales        sales     sales    sales
                              charge      charge    charge    charge      charge    charge   charge
------------------------------------------------------------------------------------------------------
Six months
(cumulative)                    -24.14       -28.53   -24.44    -28,22       -24.44   -25.20   -24.10
------------------------------------------------------------------------------------------------------
One year                        -29.34       -33.41   -29.87    -33.38       -29.92   -30.62   -29.25
------------------------------------------------------------------------------------------------------
Five years                       13.04        11.71    12.82     12.58        12.82    12.82    13.09
------------------------------------------------------------------------------------------------------
Life of fund                     17.43        16.43    17.26     17.26        17.26    17.26    17.46

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, RESULTING IN A GAIN OR LOSS ON SALE. LIBERTY GROWTH INVESTOR FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN SR&F GROWTH INVESTOR PORTFOLIO, WHICH HAS THE SAME INVESTMENT OBJECTIVE AND SUBSTANTIALLY THE SAME INVESTMENT POLICIES AS THE FUND. PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS PERFORMANCE WOULD HAVE BEEN LOWER. THE HISTORICAL PERFORMANCE OF SHARE CLASSES, PRIOR TO INCEPTION, IS BASED ON THE PERFORMANCE OF THE SR&F GROWTH INVESTOR PORTFOLIO, RESTATED TO REFLECT SALES CHARGES, 12B-1 FEES AND OTHER EXPENSES APPLICABLE TO THAT CLASS AS SET FORTH IN THE PROSPECTUS "FEE TABLE," WITHOUT GIVING EFFECT TO ANY FEE WAIVERS DESCRIBED THEREIN AND ASSUMING REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.

                TOP 10 EQUITY HOLDINGS
                AS OF 3/31/01 (%)

                SAFEWAY                            4.4
                HOUSEHOLD INTERNATIONAL            4.3
                WALGREEN                           3.7
                CITIGROUP                          3.7
                JOHNSON & JOHNSON                  3.6
                CALPINE                            3.2
                MATTEL                             3.2
                WELLS FARGO                        3.1
                KINDER MORGAN                      3.1
                GENERAL ELECTRIC                   2.9

    HOLDINGS ARE CALCULATED AS A PERCENTAGE OF THE TOTAL NET ASSETS IN SR&F GROWTH INVESTOR PORTFOLIO. BECAUSE THE PORTFOLIO IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE PORTFOLIO WILL CONTINUE TO MAINTAIN THESE HOLDINGS IN THE FUTURE.

-------------------------------------------------------------------------------
 SECTOR BREAKDOWN AS OF 3/31/01 (%)
-------------------------------------------------------------------------------

                Consumer Staples:             22.8
                Financials:                   20.8
                Technology:                   18.5
                Utilities:                    12.0
                Consumer-Cyclical:             7.6
                Health Care:                   7.3
                Capital Goods:                 4.9
                Communication Services:        3.9
                Energy:                        1.2
                Basic Materials:               1.0

SECTOR BREAKDOWNS ARE CALCULATED AS A PERCENTAGE OF THE TOTAL HOLDINGS IN SR&F GROWTH INVESTOR PORTFOLIO. BECAUSE THE PORTFOLIO IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE PORTFOLIO WILL CONTINUE TO MAINTAIN THIS BREAKDOWN IN THE FUTURE.

INDUSTRY SECTORS IN THE FOLLOWING FINANCIAL STATEMENTS ARE BASED UPON THE STANDARD INDUSTRIAL CLASSIFICATIONS (SIC) AS PUBLISHED BY THE US OFFICE OF MANAGEMENT AND BUDGET. THE SECTOR CLASSIFICATIONS USED ON THIS PAGE AS BASED UPON THE ADVISOR'S DEFINED CRITERIA AS USED IN THE INVESTMENT PROCESS.

--------------------------------------------------------------------------------
 PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

DIFFICULT MARKET ENVIRONMENT
Liberty Growth Investor Fund's class A shares were down 24.14% without sales charge for the six-month period, underperforming the S&P 500, which posted a return of negative 18.74%. After leading both market and fund performance in early 2000, technology and telecommunications tumbled, exerting exactly the opposite force on performance during the period. Recognizing the sectors' murky short-term prospects, we sold our positions in companies such as WorldCom and Lucent Technologies. Conversely, we maintained holdings in some data storage and Internet software infrastructure companies such as EMC Corporation (0.9% of net assets) and Network Appliance, Inc. (0.4% of net assets), because we believe that these specialized industries should be among the first to benefit when spending in Internet technology increases once more.

We also purchased some stocks in the technology sector whose prices have dropped to a point where we believe their true value is not being recognized. An example is BEA Systems, Inc. (0.5% of net assets), makers of software products for applications on the Internet. While the stock has lost 70% of its value from a year ago, we believe that this price correction is a more accurate reflection of the company's long-term fundamentals. We believe the fund is more likely to see some growth potential from these stocks by purchasing them now at lower prices.

GOOD RELATIVE PERFORMANCE FROM SOME MARKET SECTORS
Due to the ongoing demand for reasonable and reliable energy sources, the utilities sector provided strong performance and the fund's utility holdings benefited. For example, we believe that one of the fund's top 10 holdings, Calpine Corporation (3.2% of net assets), a low-cost supplier of electricity, is poised to take advantage of this situation.

Due to the Fed's January moves to lower interest rates, the financial sector also performed well for the fund during the period. Household International, Inc. (4.3% of net assets), a low-cost consumer loan company and the fund's second-largest holding; Citigroup, Inc. (3.7% of net assets), one of the world's largest diversified financial services companies and Goldman Sachs Group, Inc. (2.3% of net assets), a major investment banker were among the companies that continued to contribute positively to the fund's return. As the price of money effectively declined, the stock of these companies enjoyed positive results.

Other strong performers included consumer cyclicals such as Mattel, Inc. (3.2% of net assets), the Gap, Inc. (2.2% of net assets) and Cedar Fair LP (0.6% of net assets). So called because they are dependent upon consumer behavior, these stocks benefited from consumer spending habits during the period.

In the manufacturing sector, we purchased Scientific Atlanta, Inc. (0.9% of net assets), a manufacturer of set-top boxes for digital TV services. Digital TV utilizes a cable connection and provides many advanced features such as an on-screen program guide, new channels and a selection of digital CD-quality music. As digital TV has drawn significant consumer interest, we believe that many companies in this sector are positioned to perform well.

OUTLOOK
We remain cautious about the US markets in the near future, as we believe that the economy will likely continue to slow for a few months. For now, we will continue to monitor consumer confidence, along with other economic indicators, to determine to what extent the problems in the technology and telecommunications sectors affect the way consumers spend.

However, we also think that the government will develop a tax relief package that would put money back into the hands of investors. Furthermore, we believe that the Federal Reserve will continue to lower interest rates, an action that has historically helped the stock market. The bottom line is that in the United States we may be close to the end of the period of adjusting to the prospect of more difficult times, and not too far from the point when we can start to anticipate a better market in 2002.

/s/ David P. Brady         /s/ Erik P. Gustafson

    David P. Brady             Erik P. Gustafson

DAVID BRADY and ERIK GUSTAFSON are co-portfolio managers of Liberty Growth Investor Fund.

An investment in the fund offers significant long-term growth potential, but also involves certain risks, including more volatility than the stock market in general. The fund may be affected by stock market fluctuations that occur in response to economic and business developments.

------------------------------------------------------------------------------
INVESTMENT PORTFOLIO - SR&F GROWTH INVESTOR PORTFOLIO
------------------------------------------------------------------------------

COMMON STOCKS - 95.8%                                    SHARES       VALUE
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 19.3%
AUTOMOBILES & COMPONENTS - 1.6%
AUTO PARTS & EQUIPMENT - 0.3%
Gentex Corp. (a)                                           150      $    3,469
                                                                    ----------
AUTOMOBILE MANUFACTURERS - 1.3%
Ford Motor Co.                                             500          14,060
                                                                    ----------
CONSUMER DURABLES & APPAREL - 3.2%
LEISURE PRODUCTS
Mattel, Inc.                                             2,000          35,480
                                                                    ----------
HOTELS, RESTAURANTS & LEISURE - 2.4%
LEISURE FACILITIES - 0.6%
Cedar Fair, LP                                             315           6,993
                                                                    ----------
RESTAURANTS - 1.8%
McDonald's Corp.                                           750          19,912
                                                                    ----------
MEDIA - 9.9%
BROADCASTING & CABLE - 6.1%
AT&T Corp. - Liberty Media Group, Class A (a)            1,700          23,800
Clear Channel Communications, Inc. (a)                     510          27,770
Hispanic Broadcasting Corp. (a)                            850          16,235
                                                                    ----------
                                                                        67,805
                                                                    ----------
MOVIES & ENTERTAINMENT - 3.8%
Disney (Walt) Co.                                          850          24,310
Viacom, Inc., Class B (a)                                  400          17,588
                                                                    ----------
                                                                        41,898
                                                                    ----------
RETAILING 2.2%
APPAREL RETAIL
The Gap, Inc.                                            1,050          24,906
                                                                    ----------
------------------------------------------------------------------------------
CONSUMER STAPLES - 8.1%
FOOD & DRUG RETAILING
DRUG RETAIL - 3.7%
Walgreen Co.                                             1,000          40,800
                                                                    ----------
FOOD RETAIL - 4.4%
Safeway, Inc. (a)                                          880          48,532
                                                                    ----------
------------------------------------------------------------------------------
ENERGY - 1.2%
OIL & GAS DRILLING
Santa Fe International Corp. (a)                           400          13,000
                                                                    ----------
------------------------------------------------------------------------------
FINANCIALS - 19.6%
BANKS - 5.5%
Bank of New York Co., Inc.                                 250          12,310
Texas Regional Bancshares, Inc., Class A                   413          14,283
Wells Fargo & Co.                                          700          34,629
                                                                    ----------
                                                                        61,222
                                                                    ----------
CONSUMER FINANCE - 6.4%
Household International, Inc.                              805          47,688
MBNA Corp.                                                 700          23,170
                                                                    ----------
                                                                        70,858
                                                                    ----------
DIVERSIFIED FINANCIAL SERVICES - 6.7%
Citigroup, Inc.                                            900          40,482
Fannie Mae                                                 100           7,960
The Goldman Sachs Group, Inc.                              300          25,530
                                                                    ----------
                                                                        73,972
                                                                    ----------
INSURANCE - 1.0%
LIFE & HEALTH INSURANCE
AFLAC, Inc.                                                400          11,016
                                                                    ----------
------------------------------------------------------------------------------
HEALTH CARE - 7.1%
PHARMACEUTICALS & BIOTECHNOLOGY
BIOTECHNOLOGY - 0.9%
Genentech, Inc. (a)                                        200          10,100
                                                                    ----------
PHARMACEUTICALS - 6.2%
American Home Products Corp.                               500          29,375
Johnson & Johnson                                          450          39,362
                                                                    ----------
                                                                        68,737
                                                                    ----------
------------------------------------------------------------------------------
INDUSTRIALS - 5.9%
CAPITAL GOODS - 4.6%
INDUSTRIAL CONGLOMERATES
General Electric Co.                                       765          32,023
Tyco International Ltd.                                    450          19,453
                                                                    ----------
                                                                        51,476
                                                                    ----------
COMMERCIAL SERVICES & SUPPLIES - 1.3%
DATA PROCESSING SERVICES
Paychex, Inc.                                              375          13,898
                                                                    ----------
------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 18.7%
SOFTWARE & SERVICES - 8.7%
APPLICATIONS SOFTWARE - 3.1%
BEA Systems, Inc. (a)                                      200           5,875
Intuit, Inc. (a)                                           700          19,425
Rational Software Corp. (a)                                530           9,408
                                                                    ----------
                                                                        34,708
                                                                    ----------
INTERNET SOFTWARE & SERVICES - 1.9%
America Online, Inc. (a)                                   510          20,476
                                                                    ----------
SYSTEMS SOFTWARE - 3.7%
Microsoft Corp. (a)                                        560          30,625
VERITAS Software Corp. (a)                                 225          10,404
                                                                    ----------
                                                                        41,029
                                                                    ----------
TECHNOLOGY HARDWARE & EQUIPMENT - 10.0%
COMPUTER HARDWARE - 2.4%
Apple Computer, Inc.                                       925          20,415
Sun Microsystems, Inc. (a)                                 400           6,148
                                                                    ----------
                                                                        26,563
                                                                    ----------
COMPUTER STORAGE & PERIPHERALS - 1.3%
EMC Corp. (a)                                              350          10,290
McDATA Corporation, Class A (a)                             13             243
Network Appliance, Inc. (a)                                250           4,203
                                                                    ----------
                                                                        14,736
                                                                    ----------
NETWORKING EQUIPMENT - 0.5%
Cisco Systems, Inc. (a)                                    330           5,218
                                                                    ----------
SEMICONDUCTORS - 1.2%
Maxim Integrated Products, Inc. (a)                        310          12,893
                                                                    ----------
TELECOMMUNICATIONS EQUIPMENT - 4.6%
Comverse Technology, Inc. (a)                              240          14,134
Corning, Inc.                                              400           8,276
Finisar Corp. (a)                                          500           4,797
Motorola, Inc.                                             300           4,278
Nokia Oyj, ADR                                             400           9,600
Scientific-Atlanta, Inc.                                   250          10,397
                                                                    ----------
                                                                        51,482
                                                                    ----------
------------------------------------------------------------------------------
MATERIALS - 0.9%
CHEMICALS
SPECIALTY CHEMICALS
Minerals Technologies, Inc.                                300          10,485
                                                                    ----------
------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 3.7%
DIVERSIFIED TELECOM SERVICES
ALTERNATIVE CARRIERS - 2.5%
Level 3 Communications, Inc. (a)                           425           7,384
Qwest Communications International, Inc. (a)               583          20,436
                                                                    ----------
                                                                        27,820
                                                                    ----------
WIRELESS TELECOM SERVICES 1.2%
Vodafone Group PLC, ADR                                    500          13,575
                                                                    ----------
------------------------------------------------------------------------------
UTILITIES - 11.3%
ELECTRIC UTILITIES - 7.2%
AES Corp. (a)                                              450          22,482
Calpine Corp. (a)                                          650          35,796
Duke Energy Corp.                                          500          21,370
                                                                    ----------
                                                                        79,648
                                                                    ----------
GAS UTILITIES - 3.1%
Kinder Morgan, Inc.                                        650          34,580
                                                                    ----------
MULTI-UTILITIES - 1.0%
Enron Corp.                                                200          11,620
                                                                    ----------
TOTAL COMMON STOCKS
  (cost of $957,552)(b)                                              1,062,967
                                                                    ----------
SHORT-TERM OBLIGATIONS - 3.7%
                                                        PAR
------------------------------------------------------------------------------

COMMERCIAL PAPER - 3.7%
UBS Financial, 5.400%(c) 4/2/01                        $40,965          40,959
                                                                    ----------
OTHER ASSETS & LIABILITIES, NET - 0.5%                                   5,310
------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                 $1,109,236
                                                                    ----------
NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b) Cost for federal income tax purposes is the same.
(c) Rate represents yield at time of purchase.

              Acronym                             Name
              --------                     ------------------
                ADR                   American Depositary Receipt

See notes to investment portfolio.

-------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
-------------------------------------------------------------------------------

March 31, 2001
(In thousands)
(Unaudited)

SR&F GROWTH INVESTOR PORTFOLIO
-------------------------------------------------------------------------------
ASSETS
Investments at value (cost $957,552)                             $  1,062,967
Short-term obligations                                                 40,959
Cash                                                                        3
Receivable for:
  Investments sold                                                      5,303
  Dividends                                                               532
Other                                                                      15
                                                                 ------------
    Total Assets                                                    1,109,779
                                                                 ------------
LIABILITIES
Accrued:
  Management fee                                                          539
  Bookkeeping fees                                                          4
                                                                 ------------
    Total Liabilities                                                     543
                                                                 ------------
Net Assets applicable to investors'
  beneficial interest                                            $  1,109,236
                                                                 ------------

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

For the Six Months Ended March 31, 2001
(All amounts in thousands)
(Unaudited)

SR&F GROWTH INVESTOR PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends                                                             $   3,632
Interest                                                                  2,269
                                                                      ---------
  Total investment income                                                 5,901

EXPENSES
Management fee                                                        $   3,535
Bookkeeping fee                                                              28
Trustees' fee                                                                 4
Audit fee                                                                     8
Legal fee                                                                    13
Transfer agent fee                                                            3
Custodian fee                                                                14
Other                                                                        17
                                                                      ---------
                                                                          3,622
  Custodian credits earned                                                   (1)
                                                                      ---------
                                                                          3,621
                                                                      ---------
  Net investment income                                                   2,280
                                                                      ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

  Net realized loss on investments                                      (22,075)

  Net change in unrealized appreciation/depreciation                   (324,568)
                                                                      ---------
    Net loss                                                           (346,643)
                                                                      ---------
  Decrease in net assets resulting from operations                    $(344,363)
                                                                      ---------

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

(In thousands)

SR&F GROWTH INVESTOR PORTFOLIO
-------------------------------------------------------------------------------
                                                   (UNAUDITED)
                                                       SIX
                                                      MONTHS          YEAR
                                                      ENDED          ENDED
                                                     MARCH 31,    SEPTEMBER 30,
                                                       2001           2000
------------------------------------------------------------------------------
OPERATIONS:
Net investment income                            $    2,280        $      762
Net realized gain (loss) on investments             (22,075)          140,322
Net change in unrealized appreciation/
  depreciation                                     (324,568)          187,931
                                                 ----------        ----------
    Net increase (decrease) in net assets
      resulting from operations                    (344,363)          329,015
                                                 ----------        ----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
Contributions                                       291,181           885,014
Withdrawals                                        (282,826)         (755,625)
                                                 ----------        ----------
  Net increase from transactions in investors'
    beneficial interest                               8,355           129,389
                                                 ----------        ----------
  Net increase (decrease) in net assets            (336,008)          458,404
NET ASSETS
Beginning of period                               1,445,244           986,840
                                                 ----------        ----------
End of period                                    $1,109,236        $1,445,244
                                                 ==========        ==========

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
-------------------------------------------------------------------------------

March 31, 2001
(In thousands except for per share amounts and footnotes)
(Unaudited)

LIBERTY GROWTH INVESTOR FUND
-------------------------------------------------------------------------------
ASSETS
Investment in Portfolio, at value                                  $  31,748
RECEIVABLE FOR:
  Fund shares sold                                     19
Other                                                   8                 27
                                                     ----          ---------
    Total Assets                                                      31,775
LIABILITIES
PAYABLE FOR:
  Fund shares repurchased                               1
Payable to Advisor                                      7
ACCRUED:
  Administration fee                                    4
  Service fee                                           4
  Distribution fee - Class B                            1
  Distribution fee - Class C                           (a)
  Transfer agent fee                                   (a)
Other                                                  55
                                                     ----
    Total Liabilities                                                     72
                                                                   ---------
NET ASSETS                                                         $  31,703
                                                                   ---------
Net asset value & redemption price per share -
  Class A ($3,317/358)                                             $    9.27(b)
                                                                   ---------
Maximum offering price per share -
  Class A ($9.27/0.9425)                                           $    9.84(c)
                                                                   ---------
Net asset value & offering price per share -
  Class B ($12,306/1,340)                                          $    9.18(b)
                                                                   ---------
Net asset value & offering price per share -
  Class C ($837/91)                                                $    9.18(b)
                                                                   ---------
Net asset value, offering and redemption price per
  share - Stein Roe Growth Investor Fund,
  Class S ($15,242/1,638)                                          $    9.30
                                                                   ---------
Net asset value, offering and redemption price per
  share - Class Z ($1/(a))                                         $    9.29
                                                                   ---------
COMPOSITION OF NET ASSETS
Capital paid in                                                    $  38,603
Accumulated net investment loss                                         (108)
Accumulated net realized loss allocated
  from Portfolio                                                      (8,230)
Net unrealized appreciation allocated
  from Portfolio                                                       1,438
                                                                   ---------
                                                                   $  31,703
                                                                   ---------
(a) Rounds to less than one.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(c) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

For the Six Months Ended March 31, 2001
(In thousands)
(Unaudited)

LIBERTY GROWTH INVESTOR FUND
-------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend income allocated from Portfolio                             $     101
Interest income allocated from Portfolio                                    63
                                                                     ---------
  Total investment income                                                  164

EXPENSES
Expenses allocated from Portfolio                    $  101
Administrative fee                                       27
Service fee -- Class A                                    5
Service fee -- Class B                                   17
Service fee -- Class C                                    1
Distribution fee -- Class A                               2
Distribution fee -- Class B                              51
Distribution fee -- Class C                               3
Transfer agent fee                                       46
Bookkeeping fee                                          12
Trustees' fees                                            4
Custodian fee                                             1
Audit fee                                                 4
Legal fee                                               (a)
Registration fee                                         18
Reports to shareholders                                  17
Other                                                    15
                                                     ------
  Total Expenses                                        324
Fees and expenses waived or borne by Advisor            (51)
Fees waived by Distributor -- Class A                    (1)               272
                                                     ------          ---------
  Net Investment Loss                                                     (108)
                                                                     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS ALLOCATED FROM PORTFOLIO
Net realized loss                                                       (6,495)

Net Change in Unrealized Appreciation/
  Depreciation                                                          (3,162)
                                                                     ---------
  Net Loss                                                              (9,657)
                                                                     ---------
Decrease in Net Assets Resulting from Operations                     $  (9,765)
                                                                     ---------

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

(In thousands)

LIBERTY GROWTH INVESTOR FUND
-------------------------------------------------------------------------------
                                                    (UNAUDITED)
                                                     SIX MONTHS       YEAR
                                                       ENDED          ENDED
                                                      MARCH 31,    SEPTEMBER 30,
                                                        2001          2000 (a)
-------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment loss                                  $  (108)         $  (208)
Net realized loss                                     (6,495)            (484)
Net change in unrealized appreciation/depreciation    (3,162)           4,134
                                                     -------          -------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                       (9,765)           3,442
                                                     -------          -------
FUND SHARE TRANSACTIONS:
Receipts for shares sold -
  Class A                                                945            4,558
Cost of shares repurchased - Class A                    (787)            (295)
                                                     -------          -------
                                                         158            4,263
                                                     -------          -------
Receipts for shares sold -
  Class B                                              3,128           16,473
Cost of shares repurchased - Class B                  (1,749)          (1,663)
                                                     -------          -------
                                                       1,379           14,810
                                                     -------          -------
Receipts for shares sold -
  Class C                                                391              792
Cost of shares repurchased - Class C                     (29)             (95)
                                                     -------          -------
                                                         362              697
                                                     -------          -------
STEIN ROE GROWTH INVESTOR FUND:
Receipts for shares sold -
  Class S                                              2,698           19,447
Cost of shares repurchased - Class S                  (2,762)         (14,356)
                                                     -------          -------
                                                         (64)           5,091
                                                     -------          -------
Receipts for shares sold -
  Class Z                                                 --                1
Cost of shares repurchased - Class Z                      (b)              --
                                                     -------          -------
                                                          (b)               1
                                                     -------          -------
Net Increase from Fund Share Transactions              1,835           24,862
                                                     -------          -------
Net Increase (Decrease) in net assets                 (7,930)          28,304
NET ASSETS
Beginning of period                                  $39,633          $11,329
                                                     -------          -------
End of period                                        $31,703          $39,633
                                                     -------          -------
Accumulated Net Investment Loss                      $  (108)         $    --
                                                     -------          -------

CHANGES IN SHARES OF BENEFICIAL INTEREST
Sold - Class A                                            88              367
Repurchased - Class A                                    (74)             (23)
                                                     -------          -------
                                                          14              344
                                                     -------          -------
Sold - Class B                                           292            1,349
Repurchased - Class B                                   (166)            (135)
                                                     -------          -------
                                                         126            1,214
                                                     -------          -------
Sold - Class C                                            36               65
Repurchased - Class C                                     (3)              (7)
                                                     -------          -------
                                                          33               58
                                                     -------          -------
STEIN ROE GROWTH INVESTOR FUND:
Sold - Class S                                           249            1,604
Repurchased - Class S                                   (245)          (1,169)
                                                     -------          -------
                                                           4              435
                                                     -------          -------
Sold - Class Z                                            --               (b)
Repurchased - Class Z                                     (b)              --
                                                     -------          -------
                                                          (b)              (b)
                                                     -------          -------
Net increase in fund shares                              177            2,051
Shares outstanding at beginning of period              3,250            1,199
                                                     -------          -------
Shares outstanding at end
  of period                                            3,427            3,250
                                                     -------          -------

(a) Class A, Class B, Class C and Class Z shares were initially offered on December 1, 1999.
(b) Rounds to less than one.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

March 31, 2001 (Unaudited)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Liberty Growth Investor Fund -- Class A, B, C and Z and Stein Roe Growth Investor Fund -- Class S are the collective series of shares of Liberty Growth Investor Fund (the "Fund" -- formerly Stein Roe Growth Investor Fund) a series of Liberty-Stein Roe Funds Investment Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Growth Investor Portfolio (the "Portfolio"), which seeks to achieve long-term capital appreciation by investing primarily in common stocks and other equity-type securities that are believed to have long-term appreciation potential. The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class C, Class S and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus. Effective October 31, 1999, Class S was closed to new investors, as described in the Fund's prospectus. The financial highlights for Class S are presented in a separate semi-annual report.

The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 3, 1997. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At March 31, 2001, the Fund owned 2.9% of the Portfolio.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.

SECURITY VALUATION AND TRANSACTIONS

Equity securities generally are valued at the last sale price or in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS

All income and expenses (other than Class A, Class B and Class C service fees and Class A, Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service and distribution fees per share applicable to Class A, Class B and Class C shares.

FEDERAL INCOME TAXES

No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and makes distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

The Fund intends to utilize provisions of the federal income tax law, which allows the fund to carry a realized capital loss forward up to eight years following the year of the loss, and offset such losses against any future realized gains. At September 30, 2000, the Fund had capital loss carryforwards of $1,272,613 which expire in 2008.

DISTRIBUTION TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER

Interest income is recorded on the accrual basis. Corporate actions and dividends are recorded on the ex-date.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE

Stein Roe and Farnham Inc. (the Advisor) is the investment Advisor of the Portfolio and receives a monthly fee as follows:

       AVERAGE NET ASSETS               ANNUAL FEE RATE
       ------------------               ---------------

    First $500 million                       0.60%
    Next $500 million                        0.55%
    Over $1 billion                          0.50%

ADMINISTRATION FEE

The Advisor also provides accounting and other services to the Fund for a monthly fee as follows:

       AVERAGE NET ASSETS               ANNUAL FEE RATE
       ------------------               ---------------

    First $500 million                      0.150%
    Next $500 million                       0.125%
    Over $1 billion                         0.100%

BOOKKEEPING FEE

The Advisor provides bookkeeping and pricing services to the Fund and Portfolio for a monthly fee equal to $25,000 annually plus 0.0025% annually of the Portfolio's and Fund's average daily net assets over $50 million.

TRANSFER AGENT FEE

Liberty Funds Services, Inc., (the Transfer Agent), an affiliate of the Advisor, provides shareholder services to the Fund and receives reimbursement for certain out of pocket expenses. Transfer agent fees are computed at an annual rate of 0.236% of the average daily net assets attributable to Class A, Class B, Class C and Class Z. The Transfer Agent has voluntarily agreed, until further notice, to waive 0.016% of the Transfer Agent fee applicable to Class A, Class B, Class C and Class Z shares. Transfer agent fees for Class S shares are computed at an annual rate of 0.22% of Class S's average daily net assets. The Portfolio pays the Transfer Agent a monthly fee equal to $6,000 annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the six months ended March 31, 2001, the Fund has been advised that the Distributor retained net underwriting discounts of $2,820 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $5, $24,181 and $145 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.10%, 0.75% and 0.75% annually of the average net assets attributable to Class A, Class B and Class C shares, respectively. The Distributor has voluntarily agreed to waive a portion of the Class A distribution fee so that it does not exceed 0.05% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

EXPENSE LIMITS

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.10% annually of the Fund's average net assets.

NOTE 3. PORTFOLIO INFORMATION

During the six months ended March 31, 2001, purchases and sales of investments, other than short-term obligations were $267,734,897 and $195,149,057, respectively.

Unrealized appreciation (depreciation) at March 31, 2001 based on cost of investments for federal income tax purposes was:

  Gross unrealized appreciation                   $252,417,061
  Gross unrealized depreciation                   (147,002,217)
                                                  ------------
    Net unrealized appreciation                   $105,414,844
                                                  ------------

OTHER

The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT

The Liberty-Stein Roe Funds Investment Trust and SR&F Base Trust participate in unsecured line of credit agreements provided by the custodian bank consisting of two components. The committed line of credit entitles the Trust to borrow from the custodian at any time upon notice from the Trust. The uncommitted line of credit permits the Trust to borrow from the custodian at the custodian's sole discretion. The aggregate borrowings available to the Trust for the committed and uncommitted lines of credit are $200 million and $100 million, respectively. Borrowings may be made to temporarily finance repurchase of Fund shares. Interest is charged to each Trust and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by the Fund based on the relative asset size of the Fund to the Trust as a whole. The commitment fee is included in other expenses on the Statement of Operations. For the six months ended March 31, 2001, the Trust and the Fund had no borrowings under the agreement.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS

During the six months ended March 31, 2001, the Portfolio used Alphatrade, a wholly owned subsidiary of Colonial Management Associates, Inc., as a broker. Total commissions paid to Alphatrade during the six months were $11,296.

At March 31, 2001, Colonial Management Associates, Inc. owned 100% of the Fund's Class Z outstanding shares.

NOTE 6. VOTING RIGHTS

                         LIBERTY GROWTH INVESTOR FUND
             (including STEIN ROE GROWTH INVESTOR FUND, Class S)

On December 27, 2000, a Special Meeting of Shareholders of the Fund was held to conduct the vote for and against the approval of the Items listed on the Fund's Proxy Statements for said Meetings. The election of eleven Trustees was passed on December 27, 2000, however, the approval of the remaining proposals did not pass and the Meeting was adjourned until January 25, 2001, at which time the proposals passed. On September 29, 2000, the record date for the Meeting, the Fund had shares of beneficial interest outstanding representing 37,651,639.89 of net asset value (NAV). The votes cast at each Meeting were as follows:

Election of eleven Trustees:
                                        FOR           WITHHELD

Douglas A. Hacker                  14,601,310.00     500,057.37
Janet Langford Kelly               14,598,732.95     502,634.42
Richard W. Lowry                   14,579,908.17     521,459.20
Salvatore Macera                   14,582,706.76     518,660.60
William E. Mayer                   14,582,732.07     518,635.29
Charles R. Nelson                  14,618,393.52     482,973.85
John J. Neuhauser                  14,620,036.37     481,331.00
Joseph R. Palombo                  14,601,310.00     500,057.37
Thomas E. Stitzel                  14,576,840.21     524,527.16
Thomas C. Theobald                 14,581,089.22     520,278.14
Anne-Lee Verville                  14,625,928.23     475,439.13

Election of eleven Trustees to the SR&F Base Trust:

                                    FOR             WITHHELD

Douglas A. Hacker             14,601,310.0000     500,057.3700
Janet Langford Kelly          14,598,732.9500     502,634.4200
Richard W. Lowry              14,579,908.1700     521,459.2000
Salvatore Macera              14,582,706.7600     518,660.6000
William E. Mayer              14,582,732.0700     518,635.2900
Charles R. Nelson             14,618,393.5200     482,973.8500
John J. Neuhauser             14,620,036.3700     481,331.0000
Joseph R. Palombo             14,601,310.0000     500,057.3700
Thomas E. Stitzel             14,576,840.2100     524,527.1600
Thomas C. Theobald            14,581,089.2200     520,278.1400
Anne-Lee Verville             14,625,928.2300     475,439.1300

NAV being a plurality of the NAV represented at the Meeting.

To approve the modification of the fundamental investment restriction relating to borrowing.
For:                      15,396,862.76  NAV being a majority of the
                                         NAV represented at the
                                         Meeting
Against:                     876,079.91  NAV
Abstain:                   1,229,867.40  NAV
Delivered not voted:       6,220,527.41

To approve or disapprove a similar modification of the fundamental investment restriction relating to borrowing for the Growth Investor Portfolio of SR&F Base Trust.

For:                      15,262,423.25  NAV being a majority of the
                                         NAV represented at the
                                         Meeting
Against:                   1,045,551.15  NAV
Abstain:                   1,194,835.67  NAV
Delivered not voted:       6,220,527.41

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout the period are as follows:

LIBERTY GROWTH INVESTOR FUND
---------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)
                                                  CLASS A                  CLASS B             CLASS C            CLASS Z
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  12.22                 $  12.15            $  12.15          $  12.24
                                                    --------                 --------            --------          --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)(b)                             (0.03)                   (0.06)              (0.06)            (0.01)
Net realized and unrealized loss                       (2.92)                   (2.91)              (2.91)            (2.94)
                                                    --------                 --------            --------          --------
Total from Investment Operations                       (2.95)                   (2.97)              (2.97)            (2.95)
                                                    --------                 --------            --------          --------
NET ASSET VALUE, END OF PERIOD                      $   9.27                 $   9.18            $   9.18          $   9.29
                                                    --------                 --------            --------          --------
Total return (c)(d)(e)                                (24.14)%                 (24.44)%            (24.44)%          (24.10)%
                                                    --------                 --------            --------          --------
RATIOS TO AVERAGE NET ASSETS
Expenses (a)(f)                                         1.40%                    2.10%               2.10%             1.10%
Net investment loss (a)(f)                             (0.48)%                  (1.18)%             (1.18)%           (0.18)%
Fees and expenses waived or borne by the
Advisor (f)                                             0.34%                    0.29%               0.29%             0.29%
Net assets at end of period (000)                   $  3,317                 $ 12,306            $    837          $      1

(a) Net of fees waived or reimbursed by affiliates, if applicable.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Had the affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) Not annualized.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales c harge.
(f) Annualized.



LIBERTY GROWTH INVESTOR FUND
---------------------------------------------------------------------------------------------------------------------------
                                                                     PERIOD ENDED SEPTEMBER 30, 2000(b)
                                                   CLASS A                CLASS B             CLASS C             CLASS Z
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  10.86               $  10.86            $  10.86           $  10.86
                                                     --------               --------            --------           --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)(c)                              (0.09)                 (0.16)              (0.16)             (0.05)
Net realized and unrealized gain                         1.45                   1.45                1.45               1.43
                                                     --------               --------            --------           --------
Total from Investment Operations                         1.36                   1.29                1.29               1.38
                                                     --------               --------            --------           --------
NET ASSET VALUE, END OF PERIOD                       $  12.22               $  12.15            $  12.15           $  12.24
                                                     --------               --------            --------           --------
Total return (d)(e)(f)                                 12.52%                 11.88%              11.88%             12.71%
                                                     --------               --------            --------           --------
RATIOS TO AVERAGE NET ASSETS
Expenses (a)(g)(h)                                      1.21%                  1.91%               1.91%              0.90%
Net investment loss (a)(g)(h)                         (0.78)%                (1.48)%             (1.48)%            (0.47)%
Fees and expenses waived or borne by the
Advisor (g)                                             0.55%                  0.55%               0.55%              0.55%
Net assets at end of period (000)                    $  4,198               $ 14,744            $    700           $      1

(a) Net of fees waived or reimbursed by affiliates, if applicable.
(b) Class A, Class B, Class C and Class Z shares were initially offered on December 1, 1999. Per share data reflects activity from t hat date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Had the affiliates not waived or reimbursed a portion of expenses, total return wuld have been reduced.
(e) Not annualized.
(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales c harge.
(g) Annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.

SR&F GROWTH INVESTOR PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                             (UNAUDITED)
                                          SIX MONTHS ENDED                                                       PERIOD ENDED
                                              MARCH 31,                 YEARS ENDED SEPTEMBER 30,                SEPTEMBER 30,
                                                2001               2000            1999           1998              1997(a)
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets     0.57%(b)            0.57%           0.59%          0.62%             0.63%(b)
Ratio of net investment income to
  average net assets                            0.36%(b)            0.06%           0.25%          0.42%             0.54%(b)
Portfolio turnover rate                           16%                 72%             45%            45%               38%

(a) From commencement of operations on February 3, 1997.
(b) Annualized.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

-------------------------------------------------------------------------------
TRUSTEE & TRANSFER AGENT
-------------------------------------------------------------------------------

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on economic and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Growth Investor Fund is:

Liberty Funds Services, Inc.
PO Box 1722
Boston, MA  02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Growth Investor Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
LIBERTY GROWTH INVESTOR FUND

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                               GIVE ME LIBERTY.SM

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

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LIBERTY GROWTH INVESTOR FUND  SEMIANNUAL REPORT, MARCH 31,

[Graphic
 Omitted]  L I B E R T Y
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